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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04804
                                   ---------------------------------------------

                         The Elite Group of Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    1325 4th Avenue, Suite 1744             Seattle, Washington          98101
--------------------------------------------------------------------------------
               (Address of principal executive offices)               (Zip code)

                              Richard S. McCormick

   McCormick Capital Management 1325 4th Avenue, Suite 1744    Seattle, WA 98101
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (206) 624-5863
                                                    ----------------------------

Date of fiscal year end:  September 30, 2007
                          -----------------------------------

Date of reporting period: September 30, 2007
                          -----------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

THE
ELITE
GROUP OF MUTUAL FUNDS __________________________________________________________





                                  ANNUAL REPORT

                              FINANCIAL STATEMENTS
                                  AND REPORT OF
                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                               SEPTEMBER 30, 2007

Dear Shareholders,                                            September 30, 2007

This past September 30th marked the completion of our twentieth year. I sincerely appreciate everyone's support and patronage. Attached with this letter is the audited Annual Report for the Elite Group Growth & Income and Income Funds.

THE ELITE GROWTH & INCOME FUND
------------------------------
The financial statements that make up the Annual Report give us an opportunity to review what has happened and gain some insight into what may happen. For the twelve months ending September 30th, 2007, the Growth & Income Fund was up 21.03%. This was significantly above the S&P 500 Index which was up 16.44%. Over the last three years, the Growth & Income Fund continued to demonstrate good returns up an annualized 14.07% compared to the S&P 500 return of 13.15%.

It is always a tug-of-war in the securities markets with the negative forces of geo-political events, domestic politics, corporate corruption and the uncertainty of normal economic cycles pushing securities down. This is countered by man's desire to grow, achieve and innovate. The good news is that in the long run, the positives have prevailed.

In reviewing last year's Annual Report letter, I made note that the stock market would have to deal with the negatives of oil at $80 a barrel, the Iraq War and higher interest rates. With that negative news bias, we still were able to achieve a 21% return. The higher than average returns were the result of good returns from natural resource stocks such as Phelps Dodge and Southern Copper. We were also fortunate to have profited from a concentration of investments in energy related companies such as deep water oil drillers Diamond Offshore, Noble Corp. and Atwood Oceanics. The third area of performance came from capital goods companies with international operations such as Cummins Engine, Ingersoll Rand and aerospace/defense companies Goodrich, L3 Communications and United Technologies.

Fiscal year performance was negatively impacted by health care companies Genentech, Pfizer and United Health which failed to meet investor expectations. We were also hurt by investments in Best Buy and The Children's Place, as companies directly dependent on debt laden consumers suffered under declining sales expectations.

Our investment story here has been, and continues to be that the negatives are more than offset by a good U.S. economy and a stock market that still represents attractive investment value. Our optimistic investment outlook goes beyond the U.S. border. Growth rates in developing countries are significantly higher than our domestic growth rate and many of our corporations international business exceeds that of their domestic operations. Despite significant anti-American political feelings, foreigners can't get enough American goods and services - everything from Boeing jets to Kentucky Fried Chicken.

Looking to the new fiscal year, we see investment opportunities arising from the chaos surrounding sub-prime lending and mortgage defaults. We will continue to have an important part of our portfolio dedicated to companies with a significant part of their business in international markets. Also, with oil at $90 a barrel, we will continue to have an interest in energy stocks.

THE ELITE INCOME FUND
---------------------
For the last several years we have communicated that the current interest rate environment is one of the most challenging in the last 40-50 years, and that continues to be the case. The 4.48% return over the last twelve months is OK, but we had hoped it would be better.

The chaos surrounding the real estate/mortgage market has negatively affected the bond market. We don't have enough space in this letter to explain all the reasons why, but suffice it to say we expect mortgage credit problems to be resolved within the next twelve months. The Federal Reserve is focused on not letting the weakness in the housing market spill over to the general economy. They have cut interest rates twice and we expect they will continue to do so until the "problem" is resolved.

Keeping you advised, informed and educated is always our intent. If you have questions with respect to your account or this Annual Report, please call.

Warm Regards,

Dick McCormick

[LOGO]  BRIGGS
        BUNTING &
        DOUGHERTY, LLP

        CERTIFIED
        PUBLIC
        ACCOUNTANTS


            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE ELITE GROUP OF MUTUAL FUNDS

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The Elite Growth & Income Fund and The Elite Income Fund, each a series of shares of beneficial interest of The Elite Group of Mutual Funds, as of September 30, 2007, and the related statements of operations for the year then ended and the related statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended September 30, 2005 have been audited by other auditors, whose report dated November 10, 2005 expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Elite Growth & Income Fund and The Elite Income Fund as of September 30, 2007, the results of their operations for the year then ended and the changes in their net assets and their financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                            /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                            BRIGGS, BUNTING & DOUGHERTY, LLP

PHILADELPHIA, PENNSYLVANIA
NOVEMBER 20, 2007

                            PORTFOLIO OF INVESTMENTS
                         The Elite Growth & Income Fund
                               September 30, 2007

--------------------------------------------------------------------------------

Shares                                                              Market Value
------                                                              ------------
             Common Stock 99.9%

             Business Services 7.6%
             ----------------------
    80,000   Akamai Technologies* (b)                               $ 2,298,400
     5,000   Google Inc.CL-A*                                         2,836,350
                                                                    -----------
                    Total Business Services                           5,134,750
                                                                    -----------

             Capital/Industrial Goods & Services 20.7%
             -----------------------------------------
    20,000   Cummins Inc. (a)                                         2,557,800
    30,000   General Dynamics Corp. (a)                               2,534,100
    40,000   General Electric Co.                                     1,656,000
    20,000   Siemens AG Spons (b)                                     2,745,000
    30,000   United Technologies Corp. (a)                            2,414,400
    50,000   Wesco International Inc.*                                2,147,000
                                                                    -----------
                    Total Capital Goods                              14,054,300
                                                                    -----------

             Consumer Goods & Services 20.9%
             -------------------------------
    40,000   Alaska Air Group Inc. *                                    923,600
    40,000   America Movil (b)                                        2,560,000
    40,000   Best Buy Co., Inc.                                       1,840,800
    40,000   JC Penney Co Inc. (b)                                    2,534,800
    40,000   Kohls Corp.*                                             2,293,200
    60,000   Nutri Systems Inc. * (b)                                 2,813,400
    50,000   The Childrens Place Retail Stores*                       1,214,000
                                                                    -----------
                    Total Consumer Goods                             14,179,800
                                                                    -----------


             Energy 15.2%
             ------------
    40,000   Atwood Oceanics Inc. * (a)                               3,062,400
    30,000   Devon Energy Corp. (a)                                   2,496,000
    20,000   Diamond Offshore Drilling Inc. (b)                       2,265,800
    50,000   Noble Corp (b)                                           2,452,500
                                                                    -----------
                    Total Energy                                     10,276,700
                                                                    -----------

             Financial Intermediaries 17.4%
             ------------------------------
    50,000   Cash America International Inc.                          1,880,000
    70,000   First Cash Financial Services Inc.*                      1,639,400
    10,000   Goldman Sachs Group Inc.                                 2,167,400
    60,000   Loews Corp.                                              2,901,000
    15,000   NYSE Euronext                                            1,187,550
    40,000   Wachovia Corp.                                           2,006,000
                                                                    -----------
                    Total Financial Intermediaries                   11,781,350
                                                                    -----------

             Health Care Goods & Services 14.7%
             ----------------------------------
    50,000   Aetna Inc. (a)                                           2,713,500
 1,000,000   Antigenics Inc. * (b)                                    2,370,000
    15,000   Cardinal Health Inc.                                       937,950
    10,000   Forest Laboratories Inc. *                                 372,900
    50,000   Syneron Medical LTD*                                     1,182,000
    50,000   UnitedHealth Group Inc.                                  2,421,500
                                                                    -----------
                    Total Health Care                                 9,997,850
                                                                    -----------

             Utility 3.4%
             ------------
   125,000   Duke Energy Corp.                                        2,336,250
                                                                    -----------
                    Total Value of Common Stock
                    (Cost $57,642,218)                              $67,761,000
                                                                    -----------

             Short Term Investments 26.9%
             ----------------------------
 1,168,142   PNC Bank Money Market                                    1,168,142
17,081,845   Institutional Money Market Trust (c)                    17,081,845
                                                                  -------------
             Total Value Of Short-Term Investments                   18,249,987
                                                                  -------------

             (Cost $18,249,987)

                    Total Investments in Securities
                    (Cost $75,892,205)                     126.8%    86,010,987
                                                           --------------------

             Call Options Written                           -1.3%      (865,000)
                                                           --------------------

             Liabilities in excess of
             Other assets                                  -25.5%   (17,312,285)
                                                           --------------------

             Net Assets                                    100.0%   $67,833,702
                                                           ====================

             At September 30, 2007, unrealized appreciation of securities for Federal Income Tax purposes based on cost of $75,062,940 (net of premiums on options written) is as follows:

             Unrealized appreciation                                $13,839,771
             Unrealized depreciation                                 (3,756,724)
                                                                    -----------
             Net unrealized appreciation                            $10,083,047
                                                                    ===========

             *Non-income producing

             (a) All or a portion of the security is pledged as collateral for options written

             (b) All or a portion of this security was on loan at September 30, 2007. The value of securities on loan was $15,630,867.

             (c) This security was purchased with cash collateral received for securities on loan at September 30, 2007.

                 Schedule of Call Options Written
                  The Elite Growth & Income Fund
Contracts              September 30, 2007
---------    ---------------------------------------

       500   Aetna Inc. 01/19/08  $55                               $  (155,000)
       400   Atwood Oceanics Inc. 12/22/07  $85                        (102,000)
       200   Cummins Inc. 12/22/07  $135                               (170,000)
       300   Devon Energy Corp. 01/19/08  $85                          (162,000)
       300   General Dynamics 01/19/08  $85                            (141,000)
       300   United Technologies Corp. 01/19/08  $80                   (135,000)
                                                                    -----------
                    Total Call Options Written                      $  (865,000)
                                                                    ===========
             (Premiums $849,304)

--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                             2

                         THE ELITE GROWTH & INCOME FUND
                                   (UNAUDITED)

                          HOLDINGS BY ECONOMIC SECTOR*
                          ----------------------------

                               [PIE CHART OMITTED]

            HEALTHCARE                                         14%
            CONSUMER GOODS                                     21%
            FINANCE                                            17%
            BUSINESS SERVICES                                   8%
            CAPITAL GOODS                                      20%
            UTILITIES                                           3%
            ENERGY                                             15%
            CASH                                                2%

                    HOLDINGS BY FORWARD PRICE EARNINGS RATIO
                    ----------------------------------------

                               [PIE CHART OMITTED]

            PE RATIO  < 10                                      21%
            PE RATIO 10-15                                     39%
            PE RATIO  > 15                                     40%

                        HOLDINGS BY MARKET CAPITALIZATION
                        ---------------------------------

                               [PIE CHART OMITTED]

            SMALL CAP < $1 BILLION                              8%
            MID CAP $1-10 BILLION                              19%
            LARGE CAP > $10 BILLION                            73%



                             THE ELITE INCOME FUND
                                  (UNAUDITED)

                       HOLDINGS BY ECONOMIC SECTOR & TYPE*
                       ----------------------------------

                               [PIE CHART OMITTED]

            CORPORATE UTILITY BONDS                            26%
            ASSET BACKED BONDS                                 14%
            CORPORATE INDUSTRIAL BONDS                         26%
            CORPORATE FINANCE BONDS                            17%
            US GOVT./ AGENCY BONDS                              8%
            EQUITIES                                            4%
            CASH                                                5%

                           HOLDINGS BY QUALITY RATING
                           --------------------------

                               [PIE CHART OMITTED]

            Aaa                                                37%
            A                                                  11%
            Baa                                                49%
            < Baa                                               3%

                              HOLDINGS BY MATURITY
                              --------------------

                               [PIE CHART OMITTED]

            0- 3 YEARS                                         29%
            3- 7 YEARS                                         20%
            7- 15 YEARS                                        24%
            15 YEARS & OVER                                    27%

*As a percentage of net assets

--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                             3

                            PORTFOLIO OF INVESTMENTS
                             The Elite Income Fund
                               September 30, 2007

--------------------------------------------------------------------------------

              Bonds 90.4 %
                                                                                                               Market Value
 Par Value    U.S. Government/Agencies Notes and Bonds 7.8%                       Maturity       Coupon            (Note 2)
 ---------    ---------------------------------------------                       --------       ------        ------------
 $ 290,000    U.S. Treasury Note                                                  02/15/10       3.500%        $    286,692
   100,000    Federal Home Loan Bank                                              10/20/11       5.250%             100,005
   750,000    U.S. Treasury Note                                                  05/15/16       7.250%             892,793
   100,000    U.S. Treasury Note                                                  02/15/21       7.875%             129,734
                                                                                                               ------------
                     Total U.S. Government Notes and Bonds                                                        1,409,224
                                                                                                               ------------

              Securitized /Asset Backed Bonds 13.8%
              -------------------------------------
    76,538    Daimler Chrysler Rec Auto Trust (2004-C A4)                         12/08/09       3.280%              75,709
     8,791    Toyota Auto Receivable (2003-A A4)                                  03/15/10       2.200%               8,780
   548,000    CCCIT 2003-A6                                                       05/17/10       2.900%             540,649
   189,455    Chase Manhattan Auto Owner Trust (2004-A A4)                        09/15/10       2.830%             187,779
    97,299    Fannie Mae (545171)                                                 08/01/14       5.500%              97,457
    51,708    GNMA (552372)                                                       02/15/17       6.000%              52,422
    54,642    GNMA (577742)                                                       09/15/17       5.500%              54,669
   131,000    Freddie Mac (2962 YE)                                               09/15/18       4.500%             126,387
   173,824    GNMA (605079)                                                       03/15/19       4.000%             164,197
   200,000    Freddie Mac (2792 PY)                                               11/15/24       4.000%             197,188
   120,287    Freddie Mac (FHR 1963 Z)                                            01/15/27       7.500%             123,449
   300,000    Freddie Mac (FHR 2656 BD)                                           04/15/28       5.000%             302,069
   233,988    Freddie Mac (FHR 2744 PC)                                           01/15/31       5.500%             234,645
   190,422    Fannie Mae (633012)                                                 02/01/32       7.000%             198,296
   134,803    GNMA (G2SF POOL 3556)                                               05/20/34       5.500%             132,603
                                                                                                               ------------
                     Total Securitized /Asset Backed Bonds                                                        2,496,299
                                                                                                               ------------

              Corporate Bonds Industrial - Basic 1.9%
              ---------------------------------------
   200,000    International Paper Co.                                             01/15/09       4.250%             196,950
   150,000    Domtar Inc.                                                         12/01/13       5.375%             137,250
                                                                                                               ------------
                     Total Corporate Bonds Industrial - Basic                                                       334,200
                                                                                                               ------------

              Corporate Bonds Industrial - Capital Goods 3.1%
              -----------------------------------------------
   468,000    Raytheon Co.                                                        11/15/07       4.500%             467,528
   100,000    General Electric Cap Corp.                                          09/15/17       5.625%              99,973
                                                                                                               ------------
                     Total Corporate Bonds Industrial -Capital Goods                                                567,501
                                                                                                               ------------

              Corporate Bonds Industrial - Communications 7.4%
              ------------------------------------------------
   100,000    Verizon Global                                                      01/15/08       4.000%              99,622
   400,000    Ameritech Capital                                                   01/15/08       6.150%             400,833
   149,000    GTE Corp.                                                           04/15/08       6.460%             149,886
   400,000    Rogers Wireless                                                     12/15/12       7.250%             423,520
   250,000    GTE Corp.                                                           04/15/18       6.840%             266,638
                                                                                                               ------------
                     Total Corporate Bonds Industrial - Communications                                            1,340,499
                                                                                                               ------------

              Corporate Bonds Industrial - Consumer Cyclical 2.6%
              ---------------------------------------------------
   485,000    Ford Motor Credit                                                   01/12/09       5.800%             468,444
                                                                                                               ------------

              Corporate Bonds Industrial - Consumer Non-cyclical 4.0%
              -------------------------------------------------------
   100,000    Diageo Capital                                                      11/19/07       3.500%              99,738
   400,000    RAI float                                                           06/15/11       6.394% (a)         400,000
   200,000    RJ Reynolds                                                         06/01/12       7.250%             212,118
                                                                                                               ------------
                     Total Corporate Bonds Industrial - Consumer Non-cyclical                                       711,856
                                                                                                               ------------

              Corporate Bonds Industrial - Energy 3.9%
              ----------------------------------------
   500,000    Ocean Energy Inc.                                                   10/01/07       4.375%             500,000
   200,000    Shell International Finance                                         06/27/11       5.625%             205,308
                                                                                                               ------------
                     Total Corporate Bonds Industrial - Energy                                                      705,308
                                                                                                               ------------

              Corporate Bonds Industrial - Transportation 2.0%
              ------------------------------------------------
   400,000    BNSF Funding Trust                                                  12/15/55       6.613% (b)         360,844
                                                                                                               ------------

              Corporate Bonds Industrial - Technology 1.1%
              --------------------------------------------
   200,000    Xerox Corp                                                          02/01/17       6.750%             204,709
                                                                                                               ------------

--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                             4

                            PORTFOLIO OF INVESTMENTS
                             The Elite Income Fund
                               September 30, 2007

--------------------------------------------------------------------------------

                                                                                                               Market Value
 Par Value    Corporate Bonds Utilities - Electric 22.5%                          Maturity       Coupon            (Note 2)
 ---------    ------------------------------------------                          --------       ------        ------------
 $ 400,000    Avista Corp                                                         06/01/08       9.750%        $    411,342
   100,000    Entergy Louisiana                                                   11/01/10       5.830%              99,858
   150,000    Nevada Power Co.                                                    06/01/11       8.250%             163,002
   250,000    Hawaiin Electric                                                    08/15/11       6.141%             258,368
   350,000    Sierra Pacific Power                                                04/15/12       6.250%             356,650
   200,000    Nevada Power Co.                                                    01/15/15       5.875%             195,312
   100,000    Commonwealth Edison                                                 04/15/15       4.700%              92,617
   350,000    CMS Energy                                                          07/17/17       6.550%             339,430
   100,000    Centerpoint Energy                                                  07/01/23       5.600%              94,223
   100,000    Northern St. Power - MN                                             07/01/25       7.125%             111,143
    50,000    Georgia Power                                                       11/01/42       4.875%              50,013
   400,000    Swepco Capital Trust                                                10/01/43       5.250%             399,884
   225,000    Dominion Resources                                                  06/30/66       7.500% (b)         228,863
   525,000    PPL Capital Funding                                                 03/30/67       6.700% (b)         504,420
   750,000    Puget Sound Energy                                                  06/01/67       6.974% (b)         749,663
                                                                                                               ------------
                     Total Corporate Bonds Utilities - Electric                                                   4,054,788
                                                                                                               ------------

              Corporate Bonds Utilities - Natural Gas 3.7%
              --------------------------------------------
   200,000    TGT Pipeline                                                        06/01/18       5.200%             186,322
   460,000    Enterprise Products                                                 08/01/66       8.375%             472,766
                                                                                                               ------------
                     Total Corporate Bonds Utilities - Natural Gas                                                  659,088
                                                                                                               ------------

              Corporate Bonds Finance - Banking 6.2%
              --------------------------------------
   650,000    MI float                                                            12/04/12       5.850% (a)         650,540
   250,000    Wachovia Corp                                                       08/01/13       5.700%             252,482
   222,000    First MD Cap. II                                                    02/01/27       6.206% (a)         206,481
                                                                                                               ------------
                     Total Corporate Bonds Finance - Banking                                                      1,109,503
                                                                                                               ------------

              Corporate Bonds Finance - Misc. Finance Companies 3.7%
              ------------------------------------------------------
   105,000    Residential Capital                                                 11/21/08       7.800% (a)          94,238
   100,000    Residential Capital                                                 05/22/09       7.595% (a)          85,000
   100,000    CountryWide Home Loan                                               09/15/09       4.125%              91,908
   250,000    Freddie Mac                                                         01/11/10       5.250%             250,494
   150,000    SLM Corp.                                                           01/15/10       4.000%             140,528
                                                                                                               ------------
                     Total Corporate Bonds Finance                                                                  662,168
                                                                                                               ------------

              Corporate Bonds Finance - Insurance 3.7%
              ----------------------------------------
   300,000    Wellpoint Inc.                                                      12/14/07       3.750%             298,909
   100,000    C.N.A. Financial                                                    08/15/12       8.375%             110,794
   250,000    Chubb Corp                                                          03/29/37       6.375% (b)         248,525
                                                                                                               ------------
                     Total Corporate Bonds Finance - Insurance                                                      658,228
                                                                                                               ------------

              Corporate Bonds Finance - REIT'S 3.0%
              -------------------------------------
   500,000    Trustreet Properties                                                04/01/15       7.500%             535,987
                                                                                                               ------------

                     Total Value of Bonds (Cost $16,366,955)                                                     16,278,646
                                                                                                               ------------

  Shares      Common Stock 4.7%
  ------      -----------------
    10,000    International Paper Co.                                                                               358,700
    20,000    Pfizer Inc.                                                                                           488,600
                                                                                                               ------------
                     Total Common Stock (cost $836,730)                                                             847,300
                                                                                                               ------------

              Short Term Investments 3.5%
              ---------------------------
   626,623    PNC Bank Money Market                                                                                 626,623
                                                                                                               ------------
                     Total Short Term Investments (Cost $626,623)

              Total Investments (Cost $17,830,308)                                   98.6%                       17,752,569
              Other assets Less Liabilities                                           1.4%                          247,787
                                                                                    -----                      ------------
              NET ASSETS                                                            100.0%                     $ 18,000,356
                                                                                    =====                      ============

At September 30, 2007, unrealized depreciation of securities for Federal Income Tax purposes based on tax cost of $17,820,777 is:

      Gross unrealized appreciation                                   $ 154,005
      Gross unrealized depreciation                                    (222,213)
                                                                      ---------
      Net unrealized depreciation                                     $ (68,208)
                                                                      =========

(a) Variable rate security; Interst rate shown is the rate in effect as of September 30,2007.

(b) Security is a fixed-to-floating coupon bond. The coupon shown is the fixed coupon in effect at September 30, 2007. The fixed coupon will convert to a floating coupon at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                             5

THE ELITE GROUP OF MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                                                       THE ELITE
                                                                                        GROWTH &       THE ELITE
                                                                                      INCOME FUND      INCOME FUND
                                                                                      ------------    ------------
ASSETS
Investments in securities at value
   (Cost $75,892,205 and $17,830,308, respectively)
   (NOTES 2A AND 3)                                                                   $ 86,010,987    $ 17,752,569
Receivables
   From Transfer Agent                                                                       1,537              --
   Fund shares purchased                                                                        50           9,822
   Interest                                                                                  5,854         262,313
   Dividends                                                                                13,000           5,250
                                                                                      ------------    ------------
     Total Assets                                                                       86,031,428      18,029,954
                                                                                      ------------    ------------

LIABILITIES
Payables:
   Payable upon return of securities on loan                                            17,081,845              --
   Call options written, at value
     (Proceeds $849,304 and $0, respectively)                                              865,000              --
   Investment management fees                                                               51,399          20,171
   Fund shares redeemed                                                                     61,250             186
   Distributions                                                                           115,345           7,958
   Accrued expenses                                                                         22,887           1,283
                                                                                      ------------    ------------
     Total Liabilities                                                                  18,197,726          29,598
                                                                                      ------------    ------------

NET ASSETS
The Elite Growth & Income Fund -
   Applicable to 3,611,373 shares outstanding                                         $ 67,833,702
     no par value, unlimited number of shares of beneficial interest                  ============

The Elite Income Fund -
   Applicable to 1,849,269 shares outstanding                                                         $ 18,000,356
     no par value, unlimited number of shares of beneficial interest                                  ============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE (net assets / shares outstanding)                                  $      18.78    $       9.73
                                                                                      ============    ============

At September 30, 2007, the components of net assets were as follows:
   Paid-in capital                                                                    $ 57,750,655    $ 18,566,077
   Undistributed net investment income                                                          --          72,193
   Accumulated net realized loss on investments                                            (20,039)       (560,175)
   Net unrealized appreciation/depreciation of investments                              10,118,782         (77,739)
   Net unrealized depreciation of options written                                          (15,696)             --
                                                                                      ------------    ------------
   Net Assets                                                                         $ 67,833,702    $ 18,000,356
                                                                                      ============    ============

--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                             6

THE ELITE GROUP OF MUTUAL FUNDS

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                                                       THE ELITE
                                                                                        GROWTH &       THE ELITE
                                                                                      INCOME FUND      INCOME FUND
                                                                                      ------------    ------------
INVESTMENT INCOME
   Income:
     Interest                                                                         $     68,468    $    935,240
     Dividends (Net of foreign tax withheld of $1,350 and $0, respectively)                598,174          53,828
     Securities Lending                                                                    128,442           3,852
                                                                                      ------------    ------------
       Total Income                                                                        795,084         992,920
                                                                                      ------------    ------------

   Expenses:
     Investment management fee                                                             665,925         131,470
     Transfer agent fees                                                                    54,708          34,182
     Custodian fees                                                                         17,530          11,340
     Audit fees                                                                             20,625           6,875
     Trustee fees and expenses                                                              17,010           4,040
     Recordkeeping services                                                                 77,387          31,689
     Shareholder reports                                                                     6,508             502
     Registration fees and other                                                             3,835           2,567
     CCO expense                                                                            20,998           5,248
     Legal fees                                                                             11,360             483
     Insurance                                                                               8,208           1,295
                                                                                      ------------    ------------
       Total Expenses                                                                      904,094         229,691

   Fees paid by manager (NOTE 4)                                                                --         (18,955)
         Net Expenses                                                                      904,094         210,736
                                                                                      ------------    ------------
       Net Investment Income (Loss)                                                       (109,010)        782,184
                                                                                      ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND OPTIONS CONTRACTS
   Net realized gain (loss):
     Investment securities                                                              15,952,190         153,724
     Expired and closed covered call options written (NOTE 3)                           (2,605,469)             --
                                                                                      ------------    ------------
     Net realized gain on investment securities and option contracts                    13,346,721         153,724
                                                                                      ------------    ------------
     Net increase (decrease) in unrealized appreciation/depreciation
       Investment securities                                                              (745,564)       (163,064)
       Option contracts written                                                             90,020              --
                                                                                      ------------    ------------
     Net change in unrealized appreciation/depreciation of investments                    (655,544)       (163,064)
     Net realized and unrealized gain (loss) on investment securities
       and option contracts                                                             12,691,177          (9,340)
                                                                                      ------------    ------------
     Net increase in net assets resulting from operations                             $ 12,582,167    $    772,844
                                                                                      ============    ============

--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                             7

THE ELITE GROWTH & INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------

                                                                                          2007            2006
                                                                                      ------------    ------------
OPERATIONS
   Net investment income (loss)                                                       $   (109,010)   $    350,507
   Net realized gain on investment securities
     and options contracts                                                              13,346,721       7,437,326
   Net change in unrealized appreciation
     of investment securities                                                             (655,544)     (4,558,437)
                                                                                      ------------    ------------
   Net increase in net assets resulting from operations                                 12,582,167       3,229,396

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income
     ($0.03 and $0.14 per share, respectively)                                             (94,451)       (402,000)
   Distribution from net realized gains on investment transactions
     ($4.20 and $2.62 per share, respectively)                                         (13,257,750)     (7,456,696)
   Distributions from return of capital
     ($0.10 and - per share, respectively)                                                (315,711)             --
                                                                                      ------------    ------------
   Net decrease in net assets from distributions                                       (13,667,912)     (7,858,696)
                                                                                      ------------    ------------

CAPITAL SHARE TRANSACTIONS
   Increase in net assets resulting from capital share transactions (a)                  7,119,828       6,764,926
                                                                                      ------------    ------------
       Total increase in net assets                                                      6,034,083       2,135,626
NET ASSETS
   Beginning of year                                                                    61,799,619      59,663,993
                                                                                      ------------    ------------
   End of year
     (Including undistributed net investment income of
     $(-) and 94,451 respectively)                                                    $ 67,833,702    $ 61,799,619
                                                                                      ============    ============

(a) TRANSACTIONS IN CAPITAL STOCK WERE AS FOLLOWS:

                                                                 YEAR ENDED                    YEAR ENDED
                                                             SEPTEMBER 30, 2007            SEPTEMBER 30, 2006
                                                         --------------------------    --------------------------
                                                           SHARES          VALUE         SHARES          VALUE
                                                         -----------    -----------    -----------    -----------
Shares Sold                                                  151,934    $ 3,206,094        210,488    $ 4,511,406
Shares issued in reinvestment of distributions               678,916     13,444,136        401,493      7,717,782
                                                         -----------    -----------    -----------    -----------
                                                             830,850     16,650,230        611,981     12,229,187
Shares redeemed                                             (449,272)    (9,530,402)      (255,413)    (5,464,261)
                                                         -----------    -----------    -----------    -----------
Net increase                                                 381,578    $ 7,119,828        356,568    $ 6,764,926
                                                         ===========    ===========    ===========    ===========

--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                             8

THE ELITE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------

                                                                                          2007            2006
                                                                                      ------------    ------------
OPERATIONS
   Net investment income                                                              $    782,184    $    750,233
   Net realized gain/loss on investment securities                                         153,724        (116,042)
   Net change in unrealized appreciation/depreciation of investment securities            (163,064)         67,382
                                                                                      ------------    ------------
       Net increase in net assets resulting from operations                                772,844         701,573

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income
     ($0.47 and $0.42 per share, respectively)                                            (836,076)       (795,757)

CAPITAL SHARE TRANSACTIONS
   Decrease in net assets resulting from capital
     share transactions (a)                                                               (163,234)     (1,041,863)
                                                                                      ------------    ------------
       Total decrease in net assets                                                       (226,466)     (1,136,047)

NET ASSETS
   Beginning of year                                                                    18,226,822      19,362,869
                                                                                      ------------    ------------
   End of year
     (Including undistributed (distributions in excess of) net investment income of
     $72,193 and $(14,419), respectively)                                             $ 18,000,356    $ 18,226,822
                                                                                      ============    ============

(a) TRANSACTIONS IN CAPITAL STOCK WERE AS FOLLOWS:

                                                                 YEAR ENDED                    YEAR ENDED
                                                             SEPTEMBER 30, 2007            SEPTEMBER 30, 2006
                                                         --------------------------    --------------------------
                                                           SHARES          VALUE         SHARES          VALUE
                                                         -----------    -----------    -----------    -----------
Shares sold                                                  247,236    $ 2,424,699        177,284    $ 1,732,217
Shares issued in reinvestment of distributions                82,428        803,885         78,923        765,766
                                                         -----------    -----------    -----------    -----------
                                                             329,664      3,228,584        256,207      2,497,983
Shares redeemed                                             (345,403)    (3,391,818)      (363,181)    (3,539,846)
                                                         -----------    -----------    -----------    -----------
Net decrease                                                 (15,739)   $  (163,234)      (106,974)   $(1,041,863)
                                                         ===========    ===========    ===========    ===========

--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                             9

THE ELITE GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                    YEAR ENDED SEPTEMBER 30,
                                              ----------------------------------------------------------------------
                                                 2007           2006           2005           2004           2003
                                              ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF YEAR            $    19.13     $    20.77     $    18.90     $    18.13     $    15.67
                                              ----------     ----------     ----------     ----------     ----------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    (0.03)          0.12           0.06           0.01             --
   Net gain on securities
     (both realized and unrealized)                 4.01           1.00           3.03           2.22           3.30
                                              ----------     ----------     ----------     ----------     ----------
     Total from investment operations               3.98           1.12           3.09           2.23           3.30
                                              ----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS
   Dividends from net investment income            (0.03)         (0.14)         (0.02)            --          (0.01)
   Distribution from net realized gains            (4.20)         (2.62)         (1.20)         (1.46)         (0.83)
   Distribution from return of capital             (0.10)            --             --             --             --
                                              ----------     ----------     ----------     ----------     ----------
       Total distributions                         (4.33)         (2.76)         (1.22)         (1.46)         (0.84)
                                              ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                  $    18.78     $    19.13     $    20.77     $    18.90     $    18.13
                                              ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                       21.03%          5.40%         16.35%         12.30%         21.10%
RATIOS / SUPPLEMENTAL DATA
   Net asset value, end of year (in 000's)    $   67,834     $   61,800     $   59,664     $   55,901     $   50,148
Ratio of expenses to average net assets*            1.35%          1.39%          1.36%          1.34%          1.34%
   Ratio of net investment income (loss) to
     average net assets                            (0.16)%         0.57%          0.27%          0.07%          0.00%

PORTFOLIO TURNOVER                                213.35%        188.52%        143.87%        144.91%        184.10%

* Ratio reflects fees paid through a directed brokerage arrangement. The expense ratios for 2005, 2004, and 2003 excluding fees paid through the directed brokerage arrangement were 1.35%, 1.25% and 1.20% respectively.

--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                            10

THE ELITE INCOME FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                    YEAR ENDED SEPTEMBER 30,
                                              ----------------------------------------------------------------------
                                                 2007           2006           2005           2004           2003
                                              ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF YEAR            $     9.77     $     9.82     $    10.12     $    10.40     $    10.53
                                              ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                            0.43           0.39           0.31           0.30           0.37
   Net gain (loss) on securities
     (both realized and unrealized)                (0.00)**       (0.02)         (0.20)         (0.03)          0.15
                                              ----------     ----------     ----------     ----------     ----------
     Total from investment operations               0.43           0.37           0.11           0.27           0.52
                                              ----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS
   Dividends from net investment income            (0.47)         (0.42)         (0.41)         (0.46)         (0.56)
   Distributions from net realized gains              --             --             --          (0.09)         (0.09)
                                              ----------     ----------     ----------     ----------     ----------
       Total distributions                         (0.47)         (0.42)         (0.41)         (0.55)         (0.65)
                                              ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF YEAR                  $     9.73     $     9.77     $     9.82     $    10.12     $    10.40
                                              ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                        4.48%          3.87%          1.09%          2.64%          5.03%

RATIOS / SUPPLEMENTAL DATA
   Net asset value, end of year (in 000's)    $   18,000     $   18,227     $   19,363     $   20,271     $   20,107
   Ratio of expenses to average net assets*         1.31%          1.22%          1.15%          1.03%          1.05%
   Ratio of net investment income to
     average net assets                             4.44%          4.00%          3.01%          2.80%          3.47%

PORTFOLIO TURNOVER                                117.52%        120.00%         93.19%         61.99%         69.17%

* Ratio reflects expenses prior to reimbursement from the manager. Expense ratios after reimbursement were 1.20, 1.04%, 1.04%, 0.95% and 0.95% for 2007, 2006, 2005, 2004 and 2003 respectively.

**    Less than $0.01 per share

--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                            11

THE ELITE GROUP OF MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

The Elite Growth & Income Fund and The Elite Income Fund (the "Funds") are two series of shares of beneficial interests of The Elite Group of Mutual Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in Massachusetts as a business trust on August 8, 1986. The Trust is authorized to issue an unlimited number of no par shares of beneficial interest of any number of series. Currently, the Trust has authorized only the two series above. The Elite Growth & Income Fund's investment objective is to maximize total returns through an aggressive approach to the equity and debt securities markets. The Elite Income Fund's investment objective is to achieve the highest income return obtainable over the long term commensurate with investments in a diversified portfolio consisting primarily of investment grade debt securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price. Securities which are traded over-the-counter are valued at the bid price. Securities for which reliable quotations are not readily available are valued at their respective fair value as determined in good faith by, or under procedures established by the Board of Trustees.

B. Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all their taxable income to their shareholders. Therefore no federal income tax provision is required.

C. Option Accounting Principles (The Elite Growth & Income Fund) - When the Fund sells an option, an amount equal to the premium received by the Fund is included as an asset and an equivalent liability. The amount of the liability is marked-to-market to reflect the current market value of the options written. The current market value of a traded option is the last sale price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium received. The Elite Growth & Income Fund as a writer of an option may have no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

D. Cash Equivalent - Consists of investment in PNC Money Market Accounts which represent 1.72% and 3.48% of net assets for The Elite Growth & Income Fund and The Elite Income Fund, respectively.

E. Other - As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for post - October losses, wash losses and amortization of bond premium and discounts. Interest income and estimated expenses are accrued daily.

F. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

--------------------------------------------------------------------------------

THE ELITE GROUP OF MUTUAL FUNDS

SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

      On September 30, 2007, The Elite Income Fund increased undistributed net investment income and accumulated net realized loss on investments by $140,504, due primarily to differing book/tax treatment of distributions and bond amortization. The Elite Growth & Income Fund increased accumulated net investment income by $139,093, increased accumulated net realized gains by $176,618 and decreased paid-in capital by $315,711 due to differing book/tax treatment of distributions and short term capital gains.

G. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

H. Securities Lending - The Funds may lend portfolio securities to banks and member firms of the New York Stock Exchange that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of the Funds (including the loan collateral). The Funds will not lend portfolio securities to its  investment  advisor,  sub-advisor  or their  affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, Government securities or letters of credit. Loans of portfolio securities must be secured by collateral equal to the market value over the value of the securities loaned. If the market value of the loaned securities increases over the value of the collateral, the borrower must promptly put up additional collateral; if the market value declines the borrower is entitled to a return of the excess collateral. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. Cash collateral received in connection with securities lending is invested in an Institutional Money Market Trust sponsored by PFPC Trust, the Funds securities lending agent.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

For the year ended September 30, 2007, purchases and sales of securities, other than options and short-term notes were as follows:

                                                      PURCHASES         SALES
                                                     ------------   ------------
The Elite Growth & Income Fund                       $140,501,508   $149,163,993
The Elite Income Fund                                $ 19,767,508   $ 20,058,041

For The Elite Growth & Income Fund, transactions in covered call options written for the year ended September 30, 2007 were as follows:

                                                      NUMBER OF
                                                      CONTRACTS*      PREMIUMS
                                                     -----------    ------------
Options outstanding on September 30, 2006                    800    $   475,284
Options written                                           12,700      5,872,735
Options terminated in closing purchase transactions      (11,500)    (5,498,715)
Options exercised                                             --             --
Options expired                                               --             --
                                                     -----------    -----------
Options outstanding on September 30, 2007                  2,000    $   849,304
                                                     ===========    ===========

*     Each contract represents 100 shares of common stock

NOTE 4 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds retain McCormick Capital Management Inc. as their Investment Manager. Under an Investment Management Agreement, the Investment Manager furnishes each Fund with investment advice, office space and salaries of non-executive personnel needed by the Funds to provide general office services. As compensation for its services, the Manager is paid a monthly fee based upon the average daily net assets of each Fund.

--------------------------------------------------------------------------------

THE ELITE GROUP OF MUTUAL FUNDS

SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

For The Elite Growth & Income Fund and The Elite Income Fund the rates are 1% and 7/10 of 1%, respectively, up to $250 million; 3/4 of 1% and 5/8 of 1% over $250 million up to $500 million; and 1/2 of 1% and 1/2 of 1% respectively, over $500 million for each Fund.

The Manager may voluntarily reimburse a portion of the operating expenses of a Fund for any fiscal year (including management fees, but excluding taxes, interest and brokerage commissions). Voluntary reimbursements may cease at any time without prior notice and are not subject to recoupment. For the year ended September 30, 2007 the advisor reimbursed expenses of The Elite Income Fund in the amount of $18,955.

The Trust paid the Chief Compliance Officer $26,246 for the year ended September 30, 2007.

Certain officers of the Trust are officers of the Advisor.

NOTE 5 - CONCENTRATION

Although the funds have a diversified investment portfolio, there are certain credit risks due to the manner in which the portfolio is invested, which may subject the funds more significantly to economic changes occurring in certain industries or sectors. The Elite Growth & Income Fund has investments in excess of 10% in capital goods, consumer goods, energy, financial intermediaries and health care goods & services. The Elite Income Fund has investments in excess of 10% in securitized/asset backed bonds and corporate bonds - utilities - electric.

NOTE 6 - DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended September 30, 2007 and 2006 were as follows:

                                                        2007             2006
                                                     ----------       ----------
The Elite Growth & Income Fund
     Distributions from ordinary income              $6,328,977       $  402,000
     Distributions from long-term capital gains      $7,023,224       $7,456,696
     Distributions from return of capital            $  315,711       $       --

The Elite Income Fund
     Distribution from ordinary income               $  836,076       $  795,757
     Distribution from long-term capital gains       $       --       $       --

The differences between distributions from ordinary income and long-term capital gains on a tax basis and distributions from net investment income and net realized gains as reported in the Statement of Changes In Net Assets for The Elite Growth & Income Fund are due to the differing book/tax treatment for short-term capital gains and losses.

As of September 30, 2007, the components of distributable earnings on a tax basis were as follows:

The Elite Growth & Income Fund
     Unrealized appreciation of securities and options              $ 10,083,047
                                                                    ============

The difference between unrealized appreciation on a tax basis and accumulated net realized loss and unrealized appreciation as reported in the Statement of Assets and Liabilities is due to the temporary book/tax differences related to wash sales.

The Elite Income Fund
     Undistributed ordinary income                                    $  62,662
     Post October loss                                                 (130,057)
     Other accumulated losses                                          (430,118)
     Unrealized depreciation of securities                              (68,208)
                                                                      ---------
                                                                      $(565,721)
                                                                      =========

--------------------------------------------------------------------------------

THE ELITE GROUP OF MUTUAL FUNDS

SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

The   differences   between   undistributed   ordinary   income  and  unrealized
depreciation on a tax basis and undistributed net investment income and unrealized depreciation as reported in the Statement of Assets and Liabilities is due to the book/tax differences related to amortization of bond premiums and discounts.

The Elite Income Fund had a capital loss carry forward of $430,118 as of September 30, 2007, of which $576 expires in 2013, $331,729 expires in 2014 and $97,813 expires in 2015.

At September 30, 2007 the Elite Income Fund had deferred capital losses occurring subsequent to October 31, 2006 of $130,057. For tax purposes, such losses will be reflected in the year ending September 30, 2008.

NOTE 7 - NEW ACCOUNTING PRONOUNCEMENTS

In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS no. 157 applies to fair value measurements already required or permitted by existing standards. SFAS no. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the thresholds for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2007, the Funds do not believe the impact of the adoption of FIN 48 will be material to the financial statements.

NOTE 8 - CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

PROXY POLICIES / AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS (Unaudited)

The Elite Group proxy voting policies and the voting record for those proxies are detailed on our web site WWW.ELITEFUNDS.COM and are also available on the Securities & Exchange Commission web site WWW.SEC.GOV.

Portfolio Holdings: In addition to our Annual and Semi-Annual report which are dated September 30th and March 31st respectively, we will report to shareholders our security holdings as of June 30th and December 31st. The June and December reports will also be available on the SEC web site (N-Q) WWW.SEC.GOV. Our security holdings are available on our web site and updated monthly WWW.ELITEFUNDS.COM.

--------------------------------------------------------------------------------

================================================================================
              BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
================================================================================

Over all responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term.

There were four quarterly Trustee meetings in the fiscal year. All the Trustees had 100% attendance with the exception of Mr. Meisenbach and Mr. Parker who were unable to attend one meeting. Because Mr. McCormick and Mr. Meisenbach are the sole owners of the investment advisor, McCormick Capital Management, they do not receive compensation for their duties as Trustee, Chairman of the Board and President (Mr. McCormick) and Trustee, Treasurer and Secretary (Mr. Meisenbach). The three independent Trustees compensation was increased in June to $2,000 per meeting or $8,000 per Trustee per year. They received a total of $20,200 for the fiscal year ending 9/30/07. The following are the Trustees and Executive of the
Funds:

                                                                                                           LENGTH OF TIME
TRUSTEE                   ADDRESS                         AGE          POSITION HELD WITH THE TRUST        SERVED (YEARS)
-------------------------------------------------------------------------------------------------------------------------
Richard S. McCormick      1325 4th Avenue                  61          Chairman, Board of Trustees and           20
                          Suite 1744                                   President
                          Seattle, WA  98101
-------------------------------------------------------------------------------------------------------------------------

John W. Meisenbach        1325 4th Avenue                  71          Trustee, Treasurer and Secretary          17
                          Suite 2100
                          Seattle, WA  98101
-------------------------------------------------------------------------------------------------------------------------

Lee A. Miller             P.O. Box 1882                    76          Trustee                                   12
                          Vashon Island, WA  98070
-------------------------------------------------------------------------------------------------------------------------

John M. Parker            2400 Financial Center Bldg.      61          Trustee                                   20
                          Seattle, WA  98161
-------------------------------------------------------------------------------------------------------------------------

Jack R. Policar           500 Union St. #410               60          Trustee                                   20
                          Seattle, WA  98101
-------------------------------------------------------------------------------------------------------------------------

Each Trustee oversees two portfolios of the Trust, including the Funds. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below. ***

*  Richard S. McCormick     President and Chief Executive Officer of the
                            Investment Manager

*  John W. Meisenbach       Partner in MCM Financial (Insurance)
                            Director of Costco Wholesale and Expeditors
                            International

   Lee A. Miller            Private Investor
                            Vice President of Merrill Lynch & Co.
                            (Retired)

   John M. Parker           Sr. Vice President of Kennedy Associates, Inc.
                            (Real Estate Advisor)

   Jack R. Policar          President and Chief Executive of J. R. Policar, Inc.
                            Certified Public Accounting Firm

* TRUSTEES DEEMED TO BE AN "INTERESTED PERSON" OF THE TRUST, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940.

*** ADDITIONAL INFORMATION ABOUT THE TRUSTEES IS AVAILABLE IN THE STATEMENT OF ADDITIONAL INFORMATION WHICH IS AVAILABLE UPON REQUEST, OR READY FOR VIEWING ON OUR WEB SITE: WWW.ELITEFUNDS.COM

--------------------------------------------------------------------------------

================================================================================
                               MUTUAL FUND EXPENSE
                                  (UNAUDITED)
================================================================================

There are several kinds of expenses involved in buying, selling and operating a mutual fund. These expenses represent costs to shareholders which will reduce the rate of return. The Elite Funds are "no load" mutual funds which mean there are no commissions, fees or expenses associated with paying sales representatives. Mutual funds that have sales fees are typically associated with stock brokerage firms, insurance companies, and some types of financial planners.

Although the Elite Group has no sales charges, like all the other funds it does have operating expenses. In addition to the fees paid to the manager of the fund there are expenses for attorneys, accountants, printing/mailings, transfer agent, custodians, and government registration fees. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the fund and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (April 1, 2007 through September 30, 2007).

The first line ("Actual Expense") of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The second line ("Hypothetical") of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

In the Elite Funds there are no transactional costs so please note that the expenses shown in the table are meant to highlight YOUR ONGOING COSTS ONLY and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees associated with other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                         The Elite Growth & Income Fund

-----------------------------------------------------------------------------------------
                                                                     Expenses Paid During
                      Beginning Account Value  Ending Account Value        Period*
                              4-01-07                09-30-07        04-01-07 to 09-30-07
-----------------------------------------------------------------------------------------
      Actual                  $1,000                $1,051.61               $6.99
-----------------------------------------------------------------------------------------
   Hypothetical               $1,000                $1,018.33               $6.87
(5% return before
    expenses)
-----------------------------------------------------------------------------------------

                              The Elite Income Fund

-----------------------------------------------------------------------------------------
                                                                     Expenses Paid During
                      Beginning Account Value  Ending Account Value        Period*
                              4-01-07                09-30-07        04-01-07 to 09-30-07
-----------------------------------------------------------------------------------------
      Actual                  $1,000                $1,014.41           $4.77
-----------------------------------------------------------------------------------------
   Hypothetical               $1,000                $1,020.33           $4.79
(5% return before
    expenses)
-----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.36% for The Growth & Income Fund and 0.94% for The Elite Income Fund, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Returns and expenses are adjusted to reflect reimbursement from the manager which reduced the expense to the funds. These reimbursements may, at the discretion of the manager, stop at any time.

--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED)

The Trust is required to advise you within 60 days of the Funds' fiscal year-end regarding the federal tax status of certain distributions paid to shareholders during such fiscal year. The information below is provided for the fiscal year ending September 30, 2007.

During the fiscal year ended September 30, 2007, the Elite Growth & Income Fund hereby designates $7,023,224 as long-term capital gain distributions.

Individual shareholders are eligible for reduced tax rates on qualified dividend income. For the fiscal year, the Funds hereby designate the following amounts of dividends paid to shareholders by each Fund as qualified dividend income:

FUND                                           AMOUNT                 PERCENTAGE
--------------------------------------------------------------------------------

Elite Growth & Income Fund                     $  478,520                 7.56%
--------------------------------------------------------------------------------

Elite Income Fund                                  11,879                 1.42%

Since the information above is reported for the Funds' fiscal year and not the calendar year, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in January 2008 to determine the calendar year amounts to be included on their 2007 tax returns. Shareholders should consult their tax advisers.

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Jack R. Policar. Mr. Policar is "independent" for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $23,500 and $23,500 with respect to the registrant's fiscal years ended September 30, 2007 and September 30, 2006, respectively.

(b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $4,000 and $4,000 with respect to the registrant's fiscal years ended September 30, 2007 and September 30, 2006, respectively. The services comprising these fees are the preparation of the registrant's federal and state income tax and federal excise tax returns.

(d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)   The  audit  committee  has  not  adopted   pre-approval   policies  and
         procedures  described  in paragraph  (c)(7) of Rule 2-01 of  Regulation
         S-X.

(e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
         (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) During the fiscal years ended September 30, 2007 and September 30, 2006, aggregate non-audit fees of $4,000 and $4,000, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto


Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Elite Group of Mutual Funds
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ Richard S. McCormick
                           -----------------------------------------------------
                           Richard S. McCormick, President

Date November 30, 2007
     ------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Richard S. McCormick
                           -----------------------------------------------------
                           Richard S. McCormick, President

Date November 30, 2007
     ------------------------------------------


By (Signature and Title)*  /s/ John W. Meisenbach
                           -----------------------------------------------------
                           John W. Meisenbach, Treasurer

Date November 30, 2007
     ------------------------------------------

* Print the name and title of each signing officer under his or her signature.